Expense Example {- Treasury Only Portfolio} - 03.31 FIMM Funds Select Combo PRO-10 - Treasury Only Portfolio - Select Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 24
3 years	80
5 years	142
10 years	$ 327